SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Employees, salaries and related liabilities		$ 726	$ 392
Related party		4	56
Liabilities for grants received (see also note 20)		153	50
Excise Tax		1,569
Other		31	152
Total	$ 3,440	$ 2,483	$ 650